Puttable Preferred Shares and Share Capital - Schedule of Preferred Shares Outstanding (Parenthetical) (Detail) - USD ($)	1 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Mar. 13, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Puttable preferred shares, issued		1,986,449		0
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Puttable preferred shares, issued		1,986,449	1,986,449
Puttable preferred shares, aggregate liquidation preference		$ 49,661,000
Redemption price per share		$ 25.00
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Redemption price per share		25.00
Series G Preferred Shares [Member]
Class Of Stock [Line Items]
Redemption price per share		25.00
Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Redemption price per share		$ 25.00
Series F Preferred Shares [Member]
Class Of Stock [Line Items]
Redemption amount	$ 140,000,000
Accrued dividends	$ 3,430,000